Supplemental Cash Flows Information (Detail) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Dec. 31, 2017	Dec. 31, 2016
Supplemental disclosure of cash flow data:
Interest paid	$ 28,710	$ 28,327
Income taxes paid, net of refunds	3,474	4,451
Supplemental disclosure of noncash investing and financing activities:
Contingent consideration payable	5,900	3,564
Contingent consideration settled with the issuance of Class A common stock	$ 771
Deferred purchase price		$ 71,200
Predecessor
Supplemental disclosure of cash flow data:
Interest paid			$ 53,723	$ 27,583
Income taxes paid, net of refunds			12,305	$ 21,711
Supplemental disclosure of noncash investing and financing activities:
Contingent consideration payable			3,564
Deferred purchase price			$ 71,200